Contingent liabilities and legal proceedings - Acquisition of USL shares from UBHL, winding-up petitions against UHBL and other proceedings in relation to USL transaction (Detail)
₨ / shares in Units, £ in Millions, ₨ in Billions
				12 Months Ended
	Jul. 02, 2014	Jul. 04, 2013 GBP (£) ₨ / shares shares	Nov. 09, 2012 Petition	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jul. 04, 2013 INR (₨)
Disclosure of contingent liabilities [line items]
Total consideration | £				£ 21	£ 739	£ 0
SPA | UBHL
Disclosure of contingent liabilities [line items]
Number of pending wnding-up petitions | Petition			5
United Spirits Limited
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		14.98%					14.98%
Proportion of ownership interest in subsidiary	54.78%			54.78%
United Spirits Limited | UBHL
Disclosure of contingent liabilities [line items]
Percentage of interest acquired		6.98%					6.98%
Acquisition price per share (in INR per share) | ₨ / shares		₨ 1,440
United Spirits Limited | SPA
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired		21,767,749
Total consideration		₨ 349					₨ 31.3
Ownership Interest in associate	2.38%
United Spirits Limited | SPA | UBHL
Disclosure of contingent liabilities [line items]
Business acquisition number of shares acquired		10,141,437